As filed with the Securities and Exchange Commission on March 18, 2011

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 9

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Ave.

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☒	On April 15, 2011, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 24, 2011. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 7 to Form N-4, File No. 333-122235) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 15th day of March, 2011.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY

Depositor

*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director	, 2011
Elizabeth Belanger

*	Director and Chief Actuary	, 2011
Colette F. Vargas

*	Director	, 2011
William Brown, Jr.

*	Director	, 2011
Steven E. Frushtick

*	Controller	, 2011
Eric J. Martin

*	Treasurer and Vice President	, 2011
M. Craig Fowler

*	Director and Vice President	, 2011
John T. Mallett

/s/ Darin D. Smith	Vice President and Assistant Secretary	March 15, 2011
*By: Darin D. Smith

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.